Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Net operating loss carry forward									$ 113,300
Uncertain income tax	$ 0					$ 0
Income tax benefit	381		$ (1,187)			118	$ (2,974)
Loss before income taxes	$ (463,783)		$ (8,673)			$ (469,368)	$ (18,004)
Effective tax rate	0.10%		13.70%			0.00%	16.50%
MAVEN TOPCO LIMITED [Member]
U.K. provision at statutory rate					19.00%			19.00%	19.00%	19.00%
Valuation allowance									$ 11,240	$ 3,427
Uncertain income tax		$ 0							0	0
Income tax benefit		(263)		$ (1,787)	$ (1,258)			$ 104	1,813	(5,366)
Loss before income taxes		$ (5,585)		$ (9,331)	$ (11,019)			$ (15,423)	$ (28,535)	$ (45,573)
Effective tax rate		4.70%		19.20%	11.30%			(0.70%)	(4.10%)	11.80%